Inventories (Tables)	9 Months Ended
Sep. 30, 2026
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:

	September 30, 2026	December 31, 2025
Work in progress and others	$1,123	$1,018
Raw materials and supplies	592	649
Inventory reserves	(134)	(90)
Total	$1,581	$1,577